Discontinued operations - Summary of Information on Past Due and Individually Impaired Financial Assets for Aegon the Netherland (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Past due but not impaired assets [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	€ 1,802	€ 1,675
Past due but not impaired assets [member] | Mortgage loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets		131
Past due but not impaired assets [member] | Other loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets		35
Past due but not impaired assets [member] | 0 - 6 months [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	1,183	1,350
Past due but not impaired assets [member] | 0 - 6 months [member] | Mortgage loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets		129
Past due but not impaired assets [member] | 0 - 6 months [member] | Other loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets		19
Past due but not impaired assets [member] | 6 - 12 months [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	593	271
Past due but not impaired assets [member] | 6 - 12 months [member] | Mortgage loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets		1
Past due but not impaired assets [member] | 6 - 12 months [member] | Other loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets		5
Past due but not impaired assets [member] | Not later than 1 year [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	25	54
Past due but not impaired assets [member] | Not later than 1 year [member] | Mortgage loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets		1
Past due but not impaired assets [member] | Not later than 1 year [member] | Other loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets		10
Financial assets impaired [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	510	723
Financial assets impaired [member] | Share [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	10	62
Financial assets impaired [member] | Mortgage loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets		10
Financial assets impaired [member] | Other loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets		€ 2
Discontinued operations [member] | Past due but not impaired assets [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	222
Discontinued operations [member] | Past due but not impaired assets [member] | Mortgage loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	149
Discontinued operations [member] | Past due but not impaired assets [member] | Other loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	73
Discontinued operations [member] | Past due but not impaired assets [member] | 0 - 6 months [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	152
Discontinued operations [member] | Past due but not impaired assets [member] | 0 - 6 months [member] | Mortgage loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	145
Discontinued operations [member] | Past due but not impaired assets [member] | 0 - 6 months [member] | Other loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	7
Discontinued operations [member] | Past due but not impaired assets [member] | 6 - 12 months [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	7
Discontinued operations [member] | Past due but not impaired assets [member] | 6 - 12 months [member] | Mortgage loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	3
Discontinued operations [member] | Past due but not impaired assets [member] | 6 - 12 months [member] | Other loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	4
Discontinued operations [member] | Past due but not impaired assets [member] | Not later than 1 year [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	62
Discontinued operations [member] | Past due but not impaired assets [member] | Not later than 1 year [member] | Mortgage loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	1
Discontinued operations [member] | Past due but not impaired assets [member] | Not later than 1 year [member] | Other loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	61
Discontinued operations [member] | Financial assets impaired [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	24
Discontinued operations [member] | Financial assets impaired [member] | Share [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	17
Discontinued operations [member] | Financial assets impaired [member] | Mortgage loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	6
Discontinued operations [member] | Financial assets impaired [member] | Other loans - held at amortized cost [member]
Disclosure Of Financial Assets That Are Either Past Due Or Impaired Relating to Discontinued Operations [Line Items]
Impaired financial assets	€ 2